Prospectus Supplement	August 30, 2016

Putnam Absolute Return 100 Fund

Putnam Absolute Return 300 Fund

Putnam Absolute Return 500 Fund

Putnam Absolute Return 700 Fund

Prospectus dated February 28, 2016

The funds will offer class P shares to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates beginning on August 30, 2016. The prospectus is supplemented as follows to add information about class P shares.

The front cover page is supplemented to add class P shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class P shares are pending.

The following information is added to similar disclosure for each fund under Fund summaries—Fees and expenses:

Putnam Absolute Return 100 Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service(12b-1) fees	Other expenses	Total annual fund operating expenses

Class P	0.41%	N/A	0.01%	0.42%

† Management fees are subject to a performance adjustment.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$43	$135	$235	$530

Putnam Absolute Return 300 Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and service	Total annual fund
Share class	Management fees†	(12b-1) fees	operating expenses

Class P	0.59%	N/A	0.59%

† Management fees are subject to a performance adjustment.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$60	$189	$329	$738

Putnam Absolute Return 500 Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class P	0.68%	N/A	0.08%<	0.02%	0.78%	(0.02)%	0.76%

† Management fees are subject to a performance adjustment.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 2/28/17. This obligation may be modified or discontinued only with approval of the Board of Trusteees.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$78	$247	$431	$964

Putnam Absolute Return 700 Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expense	Total annual fund operating expenses

Class P	0.81%	N/A	0.08%<	0.01%	0.90%

 † Management fees are subject to a performance adjustment.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$92	$287	$498	$1,108

The following information is added to Fund summaries—Important Additional Information About All Funds under the heading Purchase and sale of fund shares:

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates.

PUTNAM INVESTMENTS	302357 -8/16

Prospectus Supplement August 30, 2016

Putnam Dynamic Asset Allocation Equity Fund

Prospectus dated September 30, 2015

The fund will offer class P shares to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates beginning on August 30, 2016. The prospectus is supplemented as follows to add information about class P shares.

The front cover page is supplemented to add class P shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class P shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class P	NONE	NONE

The following information restates similar disclosure in Fund summary — Fees and expenses:

Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fundoperating expenses	Expense reimbursement*	Total annual fund operating expenses after expense reimbursement
Class A	0.59	0.00%**	0.92=	1.51%	(0.68%)	0.83%
Class P	0.59	N/A	0.73<	1.32%	(0.68%)	0.64%
Class Y	0.59	N/A	0.92=	1.51%	(0.68%)	0.83%

* Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through September 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

** Although the fund’s distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$655	$962	$1,291	$2,218
Class P	$65	$351	$658	$1,531
Class Y	$85	$410	$759	$1,743

The following information is added to Fund summary — Purchase and sale of fund shares:

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates.

302501 8/16